SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2015
Shareholder's Equity
Common stock, par value per share (in dollars per share)			$ 1.00	$ 1.00
Common stock, shares authorized			800,000,000.0	800,000,000.0
Dividends declared per common share (in dollars per share)			$ 1.85	$ 1.69	$ 1.52
Common Stock
Shareholder's Equity
Common stock, par value per share (in dollars per share)			$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized			800,000,000	800,000,000	800,000,000
Dividends declared per common share (in dollars per share)			$ 1.85	$ 1.69	$ 1.52
Common stock, shares authorized to be repurchased						20,000,000
Remaining shares authorized to be repurchased			6,805,010
Amount of common stock to be repurchased under ASR agreement		$ 300.0
Shares received under ASR agreement	286,620	2,077,224
Shares received under the ASR agreement compared to the shares the company expected to receive (as a percent)		85.00%
Reacquired shares			1,986,241	3,908,041
Number of shares reacquired through the open market			1,846,384	3,706,716
Number of shares that have been repurchased through the exercise of stock options and vesting of stock awards			139,857	201,325
Undesignated preferred stock
Shareholder's Equity
Preferred stock, shares authorized			15,000,000